Other Financial Information - Income Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
Revenue	$ 419,782	$ 480,820	$ 569,016
Administrative fee revenue from affiliates	21,799	16,177	14,300
Time charter, voyage and logistics business expenses	(175,072)	(247,882)	(263,304)
Direct vessel expenses	(127,396)	(128,168)	(130,064)
General and administrative expenses incurred on behalf of affiliates	(21,799)	(16,177)	(14,300)
General and administrative expenses	(25,295)	(34,183)	(45,590)
Depreciation and amortization	(113,825)	(120,310)	(104,690)
Gain on bond and debt extinguishment	29,187	0	(27,281)
Loss before equity in net earnings of affiliated companies	(96,105)	(190,705)	(119,731)
Equity/ (loss) in net earnings of affiliated companies	(202,779)	61,484	57,751
Loss income before taxes	(298,884)	(129,221)	(61,980)
Income tax benefit/ (expense)	(1,265)	3,154	(84)
Net loss	(300,149)	(126,067)	(62,064)
Less: Net income attributable to the noncontrolling interest	(3,674)	(8,045)	5,861
Net loss attributable to Navios Holdings common stockholders	(303,823)	(134,112)	(56,203)
Other Comprehensive income
Unrealized holding loss on investments in-available-for-sale securities	100	(1,649)	(959)
Reclassification to earnings	345	1,782	11,553
Total other comprehensive income	445	133	10,594
Total comprehensive loss	(299,704)	(125,934)	(51,470)
Comprehensive (income)/ loss attributable to noncontrolling interest	(3,674)	(8,045)	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	(303,378)	(133,979)	(45,609)
Eliminations
Condensed Financial Statements Captions [Line Items]
Loss from subsidiaries	40,384	90,908	28,080
Loss income before taxes	40,384	90,908	28,080
Net loss	40,384	90,908	28,080
Net loss attributable to Navios Holdings common stockholders	40,384	90,908	28,080
Other Comprehensive income
Unrealized holding loss on investments in-available-for-sale securities	(100)	1,649	959
Reclassification to earnings	(345)	(1,782)	(11,553)
Total other comprehensive income	(445)	(133)	(10,594)
Total comprehensive loss	39,939	90,775	17,486
Total comprehensive loss attributable to Navios Holdings common stockholders	39,939	90,775	17,486
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(5,715)	(7,435)	(10,343)
Depreciation and amortization	(2,860)	(2,769)	(2,811)
Interest expense and finance cost, net	(71,262)	(72,924)	(73,272)
Gain on bond and debt extinguishment	27,670
Other income/ (expense), net	75	(60)	72
Loss before equity in net earnings of affiliated companies	(52,092)	(83,188)	(86,354)
Loss from subsidiaries	(46,867)	(105,102)	(17,418)
Equity/ (loss) in net earnings of affiliated companies	(204,864)	54,178	47,569
Loss income before taxes	(303,823)	(134,112)	(56,203)
Net loss	(303,823)	(134,112)	(56,203)
Net loss attributable to Navios Holdings common stockholders	(303,823)	(134,112)	(56,203)
Other Comprehensive income
Unrealized holding loss on investments in-available-for-sale securities	100	(1,649)	(959)
Reclassification to earnings	345	1,782	11,553
Total other comprehensive income	445	133	10,594
Total comprehensive loss	(303,378)	(133,979)	(45,609)
Total comprehensive loss attributable to Navios Holdings common stockholders	(303,378)	(133,979)	(45,609)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	199,446	229,772	300,242
Administrative fee revenue from affiliates	21,799	16,177	14,300
Time charter, voyage and logistics business expenses	(115,483)	(177,507)	(157,640)
Direct vessel expenses	(51,396)	(46,142)	(52,039)
General and administrative expenses incurred on behalf of affiliates	(21,799)	(16,177)	(14,300)
General and administrative expenses	(5,286)	(12,740)	(20,483)
Depreciation and amortization	(84,337)	(89,572)	(76,792)
Interest expense and finance cost, net	(14,005)	(11,344)	(7,327)
Gain on bond and debt extinguishment	1,517
Other income/ (expense), net	14,392	(18,671)	(2,357)
Loss before equity in net earnings of affiliated companies	(55,152)	(126,204)	(16,396)
Loss from subsidiaries	6,483	14,194	(10,662)
Equity/ (loss) in net earnings of affiliated companies	3,138	5,326	6,555
Loss income before taxes	(45,531)	(106,684)	(20,503)
Income tax benefit/ (expense)	(283)	(397)	(360)
Net loss	(45,814)	(107,081)	(20,863)
Less: Net income attributable to the noncontrolling interest			(182)
Net loss attributable to Navios Holdings common stockholders	(45,814)	(107,081)	(21,045)
Other Comprehensive income
Unrealized holding loss on investments in-available-for-sale securities	100	(1,649)	(959)
Reclassification to earnings	345	1,782	11,553
Total other comprehensive income	445	133	10,594
Total comprehensive loss	(45,369)	(106,948)	(10,269)
Comprehensive (income)/ loss attributable to noncontrolling interest			(182)
Total comprehensive loss attributable to Navios Holdings common stockholders	(45,369)	(106,948)	(10,451)
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	220,336	251,048	268,774
Time charter, voyage and logistics business expenses	(59,589)	(70,375)	(105,664)
Direct vessel expenses	(76,000)	(82,026)	(78,025)
General and administrative expenses	(14,294)	(14,008)	(14,764)
Depreciation and amortization	(26,628)	(27,969)	(25,087)
Interest expense and finance cost, net	(23,425)	(26,513)	(27,546)
Gain on bond and debt extinguishment			(27,281)
Other income/ (expense), net	(9,261)	(11,470)	(7,388)
Loss before equity in net earnings of affiliated companies	11,139	18,687	(16,981)
Equity/ (loss) in net earnings of affiliated companies	(1,053)	1,980	3,627
Loss income before taxes	10,086	20,667	(13,354)
Income tax benefit/ (expense)	(982)	3,551	276
Net loss	9,104	24,218	(13,078)
Less: Net income attributable to the noncontrolling interest	(3,674)	(8,045)	6,043
Net loss attributable to Navios Holdings common stockholders	5,430	16,173	(7,035)
Other Comprehensive income
Total comprehensive loss	9,104	24,218	(13,078)
Comprehensive (income)/ loss attributable to noncontrolling interest	(3,674)	(8,045)	6,043
Total comprehensive loss attributable to Navios Holdings common stockholders	5,430	16,173	(7,035)
Total
Condensed Financial Statements Captions [Line Items]
Revenue	419,782	480,820	569,016
Administrative fee revenue from affiliates	21,799	16,177	14,300
Time charter, voyage and logistics business expenses	(175,072)	(247,882)	(263,304)
Direct vessel expenses	(127,396)	(128,168)	(130,064)
General and administrative expenses incurred on behalf of affiliates	(21,799)	(16,177)	(14,300)
General and administrative expenses	(25,295)	(34,183)	(45,590)
Depreciation and amortization	(113,825)	(120,310)	(104,690)
Interest expense and finance cost, net	(108,692)	(110,781)	(108,145)
Gain on bond and debt extinguishment	29,187		(27,281)
Other income/ (expense), net	5,206	(30,201)	(9,673)
Loss before equity in net earnings of affiliated companies	(96,105)	(190,705)	(119,731)
Loss from subsidiaries	0	0	0
Equity/ (loss) in net earnings of affiliated companies	(202,779)	61,484	57,751
Loss income before taxes	(298,884)	(129,221)	(61,980)
Income tax benefit/ (expense)	(1,265)	3,154	(84)
Net loss	(300,149)	(126,067)	(62,064)
Less: Net income attributable to the noncontrolling interest	(3,674)	(8,045)	5,861
Net loss attributable to Navios Holdings common stockholders	(303,823)	(134,112)	(56,203)
Other Comprehensive income
Unrealized holding loss on investments in-available-for-sale securities	100	(1,649)	(959)
Reclassification to earnings	345	1,782	11,553
Total other comprehensive income	445	133	10,594
Total comprehensive loss	(299,704)	(125,934)	(51,470)
Comprehensive (income)/ loss attributable to noncontrolling interest	(3,674)	(8,045)	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (303,378)	$ (133,979)	$ (45,609)